Related Parties (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Receivables From Related Parties
The Entity receivables from related parties as of December 31, 2022 and 2021, as shown in the table below:

	12/31/2022	12/31/2021
Telecom Investimentos S.A.	—	80
Vinci Infra Investimentos V2I S.A.	79	64
Maranello Empreend. e Participações S.A.	—	1
Cagliari Participações S.A.	4	4
Accadia Participações AS	91	75
Norcia Participações SA	56	39
Personal Care Participações SA	—	1
Mental Health Participacões SA	—	1
Laguna Participações S.A.	11	—
VFDL 4 Empreendimentos Imobiliários LTDA	3	—
Vias Participações I S.A.	1	—
Verona Participações Societarias S.A.	8	—

	253	265